Related party transactions	6 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

18.Related party transactions

As of December 31, 2025, LuxExperience Group had a receivable against MYT Ultimate Parent LLC, USA in an amount of €0.2 million. Further, LuxExperience Group had liabilities to MYT Ultimate Parent LLC, USA in an amount of €0.8 million. These balances resulted from various intercompany charges incurred before July 2020.

As of December 31, 2025, LuxExperience Group had receivables against Richemont Group totaling €1,810 thousand as well as unsecured liabilities to Richemont Group amounting to €8,396 thousand. These balances resulted mainly from purchase and sale transactions with Richemont Group brands. During the six months ended December 31, 2025, LuxExperience Group purchased inventory of €47,206 thousand from Richemont Group brands and generated income of €2,549 thousand, mainly from management and information technology services. During the six months ended December 31, 2025, the Group returned goods to Richemont brands amounting to €31,627 thousand as part of the wind-down of the OFS business.